First Eagle Global Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Brazil - 0.8%
Ambev SA - ADR	2,518,749	$6,397,622

Canada - 10.3%
Agnico Eagle Mines Ltd.	45,095	7,866,979
Barrick Mining Corp.	365,455	15,107,910
Franco-Nevada Corp.	57,569	12,035,338
Imperial Oil Ltd.	164,011	16,395,819
Nutrien Ltd.	94,553	5,500,148
Power Corp. of Canada	158,954	8,093,010
Wheaton Precious Metals Corp.	140,039	15,411,292
		80,410,496

France - 3.2%
Danone SA	99,754	8,912,705
LVMH Moet Hennessy Louis Vuitton SE	18,703	13,791,620
Pernod Ricard SA	24,219	2,180,191
		24,884,516

Germany - 1.7%
adidas AG	7,070	1,315,868
Merck KGaA	87,396	11,763,539
		13,079,407

Hong Kong - 3.5%
AIA Group Ltd.	605,200	6,265,260
Alibaba Group Holding Ltd.	498,000	9,690,520
CK Asset Holdings Ltd.	807,500	4,140,361
Jardine Matheson Holdings Ltd.	105,951	6,950,386
		27,046,527

Ireland - 1.4%
Medtronic PLC	99,064	10,434,411

Japan - 6.5%
FANUC Corp.	236,100	7,596,675
Hoshizaki Corp.	92,500	3,120,739
Mitsubishi Electric Corp.	251,500	6,799,299
MS&AD Insurance Group Holdings, Inc.	324,800	7,204,840
Secom Co. Ltd.	186,800	6,312,968
Shimano, Inc.	43,100	4,551,292
SMC Corp.	26,500	9,310,329
Sompo Holdings, Inc.	168,300	5,336,512
		50,232,654

Mexico - 1.2%
Fomento Economico Mexicano SAB de CV - ADR	100,238	9,616,834

Netherlands - 2.7%
Heineken NV	66,259	5,395,686
Prosus NV	248,399	15,639,329
		21,035,015

South Korea - 3.4%
NAVER Corp.	31,812	5,278,026
Samsung Electronics Co. Ltd.	312,919	21,383,986
		26,662,012

Sweden - 1.0%
Investor AB	236,219	8,041,477

Switzerland - 4.2%
Cie Financiere Richemont SA	61,955	13,137,762
Nestle SA	72,100	7,166,907
Schindler Holding AG	29,617	10,584,085
SGS SA	17,808	2,043,563
		32,932,317

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51,756	15,087,391

United Kingdom - 10.6%
BAE Systems PLC	348,509	7,614,091
British American Tobacco PLC	303,544	17,763,588
Diageo PLC	137,453	3,157,675
Haleon PLC	1,578,175	7,748,195
Lloyds Banking Group PLC	5,786,867	7,364,379
Reckitt Benckiser Group PLC	137,297	10,635,401
Shell PLC	185,319	6,851,003
Unilever PLC	187,775	11,334,349
Willis Towers Watson PLC	31,324	10,055,004
		82,523,685

United States - 45.4% (a)
Alphabet, Inc. - Class C	82,901	26,538,268
American Express Co.	18,785	6,861,597
Analog Devices, Inc.	24,553	6,514,893
Bank of New York Mellon Corp.	104,752	11,742,699
Becton Dickinson & Co.	114,921	22,296,973
Berkshire Hathaway, Inc. - Class B (b)	14,907	7,659,366
Bio-Rad Laboratories, Inc. - Class A (b)	24,977	8,114,028
CH Robinson Worldwide, Inc.	113,560	18,041,277
Charter Communications, Inc. - Class A (b)	14,747	2,951,170
Colgate-Palmolive Co.	87,198	7,009,847
Comcast Corp. - Class A	345,529	9,222,169
Cummins, Inc.	13,790	6,867,144
Dollar General Corp.	58,123	6,363,887
Elevance Health, Inc.	42,268	14,297,574
Equity Residential	90,602	5,594,674
Expeditors International of Washington, Inc.	66,390	9,752,691
Exxon Mobil Corp.	79,323	9,195,122
Fidelity National Financial, Inc.	47,876	2,845,271
HCA Healthcare, Inc.	40,584	20,628,441
International Flavors & Fragrances, Inc.	96,172	6,682,031
Meta Platforms, Inc. - Class A	28,870	18,706,317
Microsoft Corp.	4,533	2,230,281
Newmont Corp.	133,714	12,131,871
Noble Corp. PLC	317,595	9,724,759
Omnicom Group, Inc.	57,146	4,092,797
ONEOK, Inc.	83,809	6,102,971
Oracle Corp.	84,654	17,095,875
Philip Morris International, Inc.	65,125	10,255,885
PPG Industries, Inc.	58,330	5,835,333
Salesforce, Inc.	33,822	7,797,324
SLB Ltd.	305,801	11,082,228
Texas Instruments, Inc.	38,188	6,425,895
Universal Health Services, Inc. - Class B	50,575	12,321,587
US Bancorp	86,640	4,249,692
Walt Disney Co.	37,327	3,899,552
Weyerhaeuser Co.	324,334	7,203,458
Workday, Inc. - Class A (b)	20,286	4,374,067
		352,709,014
TOTAL COMMON STOCKS (Cost $680,067,284)		761,093,378

PREFERRED STOCKS - 1.2%	Shares	Value
Brazil - 0.7%
Itausa SA, 0.00%	2,308,127	5,314,289

Germany - 0.5%
Henkel AG & Co. KGaA, 0.00%	51,524	4,159,896
TOTAL PREFERRED STOCKS (Cost $8,650,126)		9,474,185

TOTAL INVESTMENTS - 99.1% (Cost $688,717,410)		770,567,563
Other Assets in Excess of Liabilities - 0.9%		7,244,952
TOTAL NET ASSETS - 100.0%		$777,812,515

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

First Eagle Global Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$761,093,378	$–	$–	$761,093,378
Preferred Stocks	9,474,185	–	–	9,474,185
Total Investments	$770,567,563	$–	$–	$770,567,563

Refer to the Schedule of Investments for further disaggregation of investment categories.